Average Annual Total Returns (Invesco Van Kampen V.I. Equity and Income Fund)	12 Months Ended
May 02, 2011
Barclays Capital U.S. Government/Credit Index
Average Annual Total Returns
Label	Barclays Capital U.S. Government/Credit Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Inception Date	Apr. 30, 2003
1 Year	6.59%
5 Years	5.56%
Since Inception	4.72%
Russell 1000 Value Index
Average Annual Total Returns
Label	Russell 1000®Value Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Inception Date	Apr. 30, 2003
1 Year	15.51%
5 Years	1.28%
Since Inception	6.91%
Series II shares, Invesco Van Kampen V.I. Equity and Income Fund
Average Annual Total Returns
Label	Series II: Inception (04/30/03)
Inception Date	Apr. 30, 2003
1 Year	12.03%
5 Years	4.31%
Since Inception	7.43%